TRADE RECEIVABLES	12 Months Ended
Feb. 28, 2015
TRADE RECEIVABLES [Abstract]
TRADE RECEIVABLES

5. TRADE RECEIVABLES

        The Company is exposed to credit risk with respect to trade receivables in the event that its counterparties do not meet their obligations. The Company minimizes its credit risk with respect to trade receivables by performing credit reviews for each of its customers. The Company's allowance for doubtful accounts reflects the Company's assessment of collectability across its global customer base.

	February 28, 2015	February 28, 2014
Trade Receivables (gross)	49,295	17,936
Allowance for doubtful accounts	(669)	(528)

Trade Receivables (net)	48,626	17,408

        As at February 28, 2015, two customers exceeded 10% of the total receivable balance. These customers represented 37% and 34% of the trade receivables balance [2014 – one customer represented 56% of the trade receivables balance].

        Included in general and administrative expenses is an expense of $160 related to bad debt expense for the year ended February 28, 2015 [2014 – expense of $541].